Income Tax (Deferred Tax Assets (Liabilities)) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Assets
Tax basis deferred policy acquisition costs	$ 163	$ 424
Investment-related items	1,516	1,244
Insurance product derivatives	742	1,092
NOL Carryover	377	225
Minimum tax credit	327	355
Foreign tax credit carryover	44	33
Capital loss carryover	0	5
Other	71	65
Total Deferred Tax Assets	3,240	3,443
Valuation Allowance	0	(53)
Net Deferred Tax Assets	3,240	3,390
Deferred Tax Liabilities
Financial statement deferred policy acquisition costs and reserves	(650)	(356)
Net unrealized gain on investments	(403)	(1,432)
Employee benefits	(52)	(45)
Deferred Tax Liabilities Other Depreciable and Amortizable Assets	(25)	0
Total Deferred Tax Liabilities	(1,130)	(1,833)
Total Deferred Tax Asset	$ 2,110	$ 1,557